Fair Value Measurements (Schedule of Fair Value of Fuel Hedge Contracts Balance Sheet Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives Fair Value [Line Items]
Fair value hedge assets	$ 2,293
Fair value hedge liabilities		$ 4,388
Derivatives Designated as Hedging Instruments [Member] | Other Current Assets [Member] | Fuel Hedge Contracts [Member]
Derivatives Fair Value [Line Items]
Fair value hedge assets	546
Derivatives Not Designated as Hedging Instruments [Member]” | Other Current Assets [Member] | Fuel Hedge Contracts [Member]
Derivatives Fair Value [Line Items]
Fair value hedge assets	$ 1,747
Derivatives Not Designated as Hedging Instruments [Member]” | Accrued Expenses [Member] | Fuel Hedge Contracts [Member]
Derivatives Fair Value [Line Items]
Fair value hedge liabilities		$ 4,388